Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Note 2 – Significant Accounting Policies

A.	Basis of presentation

The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

B.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

C.	Financial statement in U.S. dollars

The functional currency of the Company and its subsidiaries is the U.S dollar (the “dollar”), because the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate, and expect to continue operating in the foreseeable future. Transactions and balances denominated in dollars are presented in their original amounts. Non-dollar denominated transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10, “Foreign Currency Translation.” All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

D.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Galmed Research and Development Ltd, Galmed 2000 Inc., Galmed International Ltd., and Galmed Medical Research Ltd. All intercompany balances and transactions have been eliminated upon consolidation.

E.	Cash and cash equivalents

Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with maturities of three months or less as of the date acquired.

F.	Short-term bank deposits

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost. Marketable securities

G.	Marketable Securities

Marketable securities are considered to be available for sale and are carried at fair value. Unrealized gains and losses, if any, are reported as a separate component of stockholders’ equity. The cost of marketable securities classified as available for sale is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in interest income. Realized gains and losses, if any, are also included in other income, net. The cost of securities sold is based on the specific identification method.

H.	Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%

Office furniture and equipment	7
Computer software, electronic and medical equipment	15–33
Leasehold improvements	10

I.	Impairment of long-lived assets

The Company’s and its subsidiaries’ long-lived assets are reviewed for impairment in accordance with ASC 360-10, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2015 and 2014, no impairment losses were identified.

J.	Severance pay

The Company’s liability for severance pay is calculated in accordance with Israeli law, based on the most recent salary paid to each employee and the length of employment with the Company. Part of the liability is funded through individual insurance policies purchased from outside insurance companies, which are not under the Company’s control. The Company employees are included under section 14 of the Severance Compensation Act, 1963 (“Section 14”) for a portion of their salaries. According to Section 14, these employees are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made in their name with such insurance companies. Under the Severance Compensation Act, 1963, payments in accordance with Section 14 release the Company from any future severance payments to those employees. The aforementioned deposits are not recorded as an asset in the Company’s balance sheet.

K.	Fair value of financial instruments

The estimated fair value of financial instruments was determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, marketable securities and trade payables approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price representing the amount that would be received upon selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions used by market participants in pricing an asset or a liability.

A three-tier fair-value hierarchy was established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

⋅	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

⋅	Level 2 - Other inputs that are directly or indirectly observable in the marketplace; and

⋅	Level 3 - Unobservable inputs that are supported by little or no market activity

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

L.	Accounting for stock-based compensation

The Company applies ASC 718-10, “Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including employee stock options under the Company’s stock plans, based on estimated fair values. ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company recognizes compensation expense for the value of non-employee awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each award, net of estimated forfeitures.

The Company recognizes compensation expenses for the value of employee awards, which have graded vesting, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company estimates the fair value of restricted shares based on the market price of the shares at the grant date, and estimates the fair value of stock options granted using a Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, the most significant of which are the expected stock-price volatility and the expected option term (the time from the grant date until the options are exercised or expire).

The Company’s calculations of the expected volatility were based upon actual historical stock-price movements over the period, which was equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with ASC-718-10-S99, using the “simplified” method, and grants to non-employees were based on the contractual term. Historically, the Company has not paid dividends, and has no foreseeable plans to do so. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

The following assumptions were used for the fiscal year 2015 and 2014 grants: dividend yield of 0.00% for both periods; risk-free interest rate between 1.56% and 1.90%; an expected life between five and six years; and a volatility rate ranging between 70% to 82.5%.

M.	Research and development expenses

Research and development expenses are charged to the statement of operations as incurred.

N.	Income taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes.” Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income-tax bases of assets and liabilities and their reported amounts in the financial statements and for tax loss carry forwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

O.	Basic and diluted net loss per share

Basic net loss per share is computed based on the weighted-average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted-average number of shares outstanding during each year, plus the dilutive potential of the ordinary shares considered outstanding during the year, in accordance with ASC 260-10, “Earnings Per Share.”

All outstanding stock options and warrants were excluded from the calculation of the diluted loss per share for the years ended December 31, 2015 and 2014 because all such securities have an anti-dilutive effect.

P.	Recently issued accounting pronouncements

On November 20, 2015, the FASB issued ASU 2015-17 as part of its simplification initiative (i.e., the Board’s effort to reduce the cost and complexity of certain aspects of U.S. GAAP). The ASU requires entities to present deferred tax assets (“DTAs”) and deferred tax liabilities (“DTLs”) as non-current in a classified balance sheet. It thus simplifies the current guidance, which requires entities to separately present DTAs and DTLs as current or non-current in a classified balance sheet. Netting of DTAs and DTLs by tax jurisdiction is still required under the new guidance.

For public business entities, the amendments in this Update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. For all other entities, the amendments in this Update are effective for financial statements issued for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018.

Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. We do not expect the adoption of ASU 2015-17 to have a material effect on our consolidated financial statements and disclosures.